Earnings Per Share - Additional Information (Details) - £ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Earnings Per Share [Abstract]
Increase in basic earnings per share	22.70%
Basic	£ 1.512	£ 1.232	£ 2.497
Effective tax rate	23.00%	25.10%
Adjusted earnings per share - diluted	£ 1.578	£ 1.493	£ 3.238
Increase in adjusted diluted earnings per share	5.70%
Translational foreign exchange headwind	0.90%
Increase in adjusted diluted earnings per share at constant rates	6.60%
Adjusted earnings per share at constant rates - diluted	£ 1.591